FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [line Items]
Schedule of detailed information about impaired loans,fair value of collateral and allowance of loan losses

At December 31, 2019, the renegotiated credits amount to approximately S/1,186.3 million, of which S/118.6 million are classified as not past due nor impaired, S/160.3 million as past due but not impaired and S/907.4 million as impaired but not past due (S/1,281.5 million, S/339.6 million, S/270.3 million and S/671.5 million, respectively, at December 31, 2018).

	At December 31, 2019					At December 31, 2018
		Residential	Small and				Residential
	Commercial	mortgage	microenterprise	Consumer		Commercial	mortgage	Microbusiness	Consumer
	loans	loans	loans	loans	Total	loans	loans	loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Impaired loans	2,812,011	994,479	1,253,969	758,836	5,819,295	2,321,335	959,033	1,254,526	702,561	5,237,455
Fair value of collateral	2,491,069	864,473	330,347	193,319	3,879,208	1,758,098	820,291	422,330	189,811	3,190,530
Allowance for loan losses	982,950	472,718	931,587	629,558	3,016,813	1,023,771	470,286	978,834	608,686	3,081,577

Schedule of financial assets that are either past due or impaired

The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of "past due" loans consistent with IFRS 7.

	As of December 31, 2019						As of December 31, 2018
			Loans with delays in						Loans with delays in
			payments of one day						payments of one day
		Current but	or more but not	Internal		Total past		Current but	or more but not	Internal		Total past
	Current	impaired	considered internal	overdue		due under	Current	impaired	considered internal	overdue		due under
	loans	loans	overdue loans	loans	Total	IFRS 7	loans	loans	overdue loans	loans	Total	IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	106,143,943	—	—	103	106,144,046	103	101,602,442	—	—	1,755	101,604,197	1,755
Past due but not impaired	(30)	—	2,569,349	275,296	2,844,615	2,844,645	—	—	2,869,944	249,028	3,118,972	3,118,972
Impaired debt	—	2,274,182	515,628	3,029,487	5,819,297	3,545,115	—	1,582,189	786,428	2,868,838	5,237,455	3,655,266
Total	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958	6,389,863	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624	6,775,993

Schedule of classification of loans by banking and maturity

The classification of loans by type of banking and maturity is as follows:

	As of December 31, 2019					As of December 31, 2018
			Loans with delays in					Loans with delays in
			payments of one day					payments of one day
		Current but	or more but not	Internal			Current but	or more but not	Internal
	Current	impaired	considered internal	overdue		Current	impaired	considered internal	overdue
	loans	loans	overdue loans	loans	Total	loans	loans	overdue loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	59,218,904	1,460,816	1,027,177	1,390,176	63,097,073	60,034,357	797,776	1,541,975	1,235,880	63,609,988
Residential mortgage loans	17,985,809	284,279	868,087	537,646	19,675,821	15,926,555	258,149	1,054,112	531,876	17,770,692
Small and microenterprise loans	14,898,270	247,076	635,436	973,043	16,753,825	13,472,223	253,735	526,023	1,001,474	15,253,455
Consumer loans	14,040,930	282,011	554,277	404,021	15,281,239	12,169,307	272,529	534,262	350,391	13,326,489
Total	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624

Schedule of carring amount of allowances for direct and indirect loans losses and its estimation

The following table provides a comparison between the carrying amount of provision of credit loss for direct and indirect loan and its estimation under three scenarios: base, optimistic and pessimistic.

	Balance	Balance
	at December 31, 2019	at December 31, 2018
	S/(000)	S/(000)
Carrying amount	5,507,759	5,314,531

Scenarios:
Optimistic	5,426,608	5,218,142
Base Case	5,509,729	5,308,346
Pessimistic	5,584,965	5,422,882

Schedule of risk rating analysis of investments

The following table shows the analysis of the risk-rating of the investments, provided by the institutions referred to above:

	At December 31, 2019		At December 31, 2018
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	1,621,270	4.80	1,219,451	3.70
AA- to AA+	1,853,042	5.50	1,483,063	4.50
A- to A+	8,970,590	26.80	6,809,865	20.70
BBB- to BBB+	1,874,556	5.60	2,282,714	6.90
BB- to BB+	517,146	1.50	459,249	1.40
Lower and equal to +B	—	—	7,397	—
Unrated:
BCRP certificates of deposit	8,665,272	25.80	9,829,584	29.90
Listed and unlisted securities	573,485	1.70	650,507	2.00
Restricted mutual funds	460,086	1.40	407,350	1.20
Investment funds	102,085	0.30	66,932	0.20
Mutual funds	291,024	0.90	16,811	0.10
Other instruments	264,497	0.80	727,713	2.20
Subtotal	25,193,053	75.10	23,960,636	72.80

	At December 31, 2019		At December 31, 2018
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	657,787	2.00	286,417	0.90
AA- to AA+	854,501	2.50	513,577	1.60
A- to A+	1,581,995	4.70	1,265,390	3.90
BBB- to BBB+	2,974,639	8.90	4,064,725	12.40
BB- to BB+	996,917	3.00	1,383,960	4.20
Lower and equal to +B	54,316	0.20	81,627	0.20
Unrated:
Listed and unlisted securities	88,799	0.30	100,031	0.30
Participations of RAL funds	300,398	0.90	445,039	1.40
Mutual funds	302,528	0.90	381,107	1.20
Investment funds	294,158	0.90	168,870	0.50
Hedge funds	33,223	0.10	44,335	0.10
Other instruments	198,217	0.50	167,404	0.50
Subtotal	8,337,478	24.90	8,902,482	27.20
Total	33,530,531	100.00	32,863,118	100.00

Schedule of economic sectors considered for distributing financial instruments with exposure to credit risk

As of December 31, 2019 and 2018, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2019					2018
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	—	—	21,166,346	8,665,272	29,831,618	—	—	16,307,372	9,829,584	26,136,956
Financial services	2,856,512	237,240	13,281,408	2,883,301	19,258,461	1,640,578	161,498	13,237,970	2,462,343	17,502,389
Manufacturing	202,554	36,686	15,608,834	1,225,118	17,073,192	97,425	38,586	16,840,385	1,337,907	18,314,303
Mortgage loans	—	—	18,985,407	—	18,985,407	—	—	16,997,464	—	16,997,464
Consumer loans	—	—	14,809,503	—	14,809,503	—	—	13,384,611	—	13,384,611
Micro-business loans	—	—	13,902,760	—	13,902,760	—	—	13,150,811	—	13,150,811
Commerce	21,228	12,468	12,636,843	452,214	13,122,753	27,021	11,377	12,752,836	330,492	13,121,726
Government and public administration	1,581,527	12,994	3,985,158	7,170,624	12,750,303	1,790,176	41,060	4,768,891	5,547,253	12,147,380
Electricity, gas and water	91,055	50,929	3,014,319	2,286,932	5,443,235	101,939	42,705	4,312,044	1,940,604	6,397,292
Community services	—	—	4,858,427	5,798	4,864,225	—	—	4,459,532	7,391	4,466,923
Communications, storage and transportation	17,306	59,392	4,421,095	1,071,335	5,569,128	24,678	36,794	4,377,933	1,279,371	5,718,776
Mining	41,687	27,875	3,195,049	146,362	3,410,973	31,094	5,749	2,661,615	154,188	2,852,646
Construction	20,847	3,967	2,089,164	322,864	2,436,842	15,068	1,913	1,848,063	372,827	2,237,871
Agriculture	1,963	—	3,050,141	17,887	3,069,991	13,440	—	2,546,889	45,425	2,605,754
Insurance	5,100	—	123,771	986	129,857	19,106	—	1,862,688	—	1,881,794
Education, health and others	4,543	53,792	1,364,542	644,143	2,067,020	5,419	21,518	1,296,293	399,752	1,722,982
Real estate and leasing	43,203	125,201	7,158,667	1,276,941	8,604,012	62,597	159,986	6,423,262	1,455,551	8,101,396
Fishing	321	—	417,067	—	417,388	3,416	—	445,603	—	449,019
Others	55,023	—	4,036,066	32,946	4,124,035	446,805	—	3,542,776	33,147	4,022,728
Total	4,942,869	620,544	148,104,567	26,202,723	179,870,703	4,278,762	521,186	141,217,038	25,195,835	171,212,821

(*)It includes non-trading investments that did not pass SPPI test.

Schedule of summary of financial assets subject to offsetting

Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	As of December 31, 2019
		Gross amounts of
		recognized
		financial assets		Related amounts not offset in the
		and offset in the	Net of financial	consolidated statement of
		consolidated	assets presented	financial position
	Gross amounts	statement of	in the consolidated		Cash
	recognized	financial	statements of	Financial	collateral
Details	financial assets	positions	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,092,107	—	1,092,107	(122,557)	(144,175)	825,375
Cash collateral, reverse repurchase agreements and securities borrowing	4,288,524	—	4,288,524	(151,538)	(2,893,723)	1,243,263
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	3,157,981	—	3,157,981	(3,208,973)	—	(50,992)
Total	8,538,612	—	8,538,612	(3,483,068)	(3,037,898)	2,017,646

	As of December 31, 2018
		Gross amounts of
		recognized
		financial assets		Related amounts not offset in the
		and offset in the	Net of financial	consolidated statement of
		consolidated	assets presented	financial position
	Gross amounts	statement of	in the consolidated		Cash
	recognized	financial	statements of	Financial	collateral
Details	financial assets	positions	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	766,317	—	766,317	(44,159)	(28,906)	693,252
Cash collateral, reverse repurchase agreements and securities borrowing	4,082,942	—	4,082,942	(35,008)	(3,319,949)	727,985
Available-for-sale and held-to-maturity investments pledged as collateral	5,001,516	—	5,001,516	(3,123,930)	—	1,877,586
Total	9,850,775	—	9,850,775	(3,203,097)	(3,348,855)	3,298,823

Schedule of summary of financial liabilities subject to offsetting

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

As of December 31, 2019
Net amounts of
		Gross amounts of	financial liabilities
		recognized	presented in the	Related amounts not offset in the
		liabilities and offset	consolidated	consolidated statement of
	Gross amounts of	in the consolidated	statement of	financial position
	recognized	statement of	financial	Financial	Cash collateral
Details	financial liabilities	financial position	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,040,282	—	1,040,282	122,557	(186,384)	976,455
Payables on repurchase agreements and securites lending	7,678,016	—	7,678,016	(3,208,973)	(3,293,837)	1,175,206
Total	8,718,298	—	8,718,298	(3,086,416)	(3,480,221)	2,151,661

As of December 31, 2018
Net amounts of
		Gross amounts of	financial liabilities
		recognized	presented in the	Related amounts not offset in the
		liabilities and offset	consolidated	consolidated statement of
	Gross amounts of	in the consolidated	statement of	financial position
	recognized	statement of	financial	Financial	Cash collateral
Details	financial liabilities	financial position	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	715,804	—	715,804	(44,159)	(190,212)	481,433
Payables on repurchase agreements and securites lending	9,415,357	—	9,415,357	(3,123,930)	(3,409,890)	2,881,537
Total	10,131,161	—	10,131,161	(3,168,089)	(3,600,102)	3,362,970

Schedule of VAR by risk type

As of December 31, 2019 and 2018, the Group’s VaR by risk type is as follows:

	2019	2018
	S/(000)	S/(000)

Interest rate risk	9,274	9,527
Price risk	7,809	4,476
Volatility risk	463	10
Diversification effect	(6,245)	(3,587)
Consolidated VaR by type of risk	11,301	10,426

Schedule of detailed information about assets and liabilities by currencies

Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2019 and 2018, the Group’s assets and liabilities by currencies were as follows:

	At December 31, 2019				At December 31, 2018
			Other				Other
	Soles	U.S. Dollars	currencies	Total	Soles	U.S. Dollars	currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	3,960,190	20,762,648	1,263,924	25,986,762	3,582,390	17,117,551	1,468,575	22,168,516
Cash collateral, reverse repurchase agreements and securities borrowing	150,009	3,389,090	749,425	4,288,524	6,654	3,362,285	714,003	4,082,942
Investments:		—	—	—	—	—	—	—
At fair value through profit or loss	800,370	1,053,925	1,996,467	3,850,762	541,649	733,801	2,236,995	3,512,445
At fair value through other comprehensive income	18,221,102	6,869,840	532,582	25,623,524	16,757,917	7,057,303	731,145	24,546,365
At amortized cost	3,355,579	100,299	21,168	3,477,046	3,239,330	915,508	—	4,154,838
Loans, net	66,737,870	35,598,141	8,149,706	110,485,717	61,665,634	37,032,752	7,108,612	105,806,998
Financial assets designated at fair value through profit or loss	44,223	576,321	—	620,544	44,109	477,077	—	521,186
Other assets	2,072,867	2,142,237	678,111	4,893,215	2,561,684	2,765,000	408,913	5,735,597
Total monetary assets	95,342,210	70,492,501	13,391,383	179,226,094	88,399,367	69,461,277	12,668,243	170,528,887

Monetary liabilities
Deposits and obligations	(56,769,748)	(46,319,179)	(8,916,458)	(112,005,385)	(51,559,266)	(44,122,875)	(8,869,169)	(104,551,310)
Payables from repurchase agreements and securities lending	(5,068,896)	(734,441)	(1,874,679)	(7,678,016)	(5,914,736)	(1,860,424)	(1,640,197)	(9,415,357)
Due to bank and correspondents	(3,798,717)	(4,709,610)	(333,405)	(8,841,732)	(3,442,620)	(4,751,314)	(254,206)	(8,448,140)
Lease liabilities	(162,103)	(605,036)	(80,365)	(847,504)	—	—	—	—
Financial liabilities at fair value through profit or loss	—	(94,475)	(399,225)	(493,700)	(35,220)	(58,031)	(269,059)	(362,310)
Technical reserves for claims and insurance	(5,642,772)	(4,301,468)	(5,993)	(9,950,233)	(4,318,973)	(4,131,263)	(2,435)	(8,452,671)
Bonds and notes issued	(4,028,893)	(10,660,989)	(256,481)	(14,946,363)	(3,599,610)	(11,752,328)	(105,602)	(15,457,540)
Other liabilities	(3,541,350)	(1,951,682)	(874,416)	(6,367,448)	(3,452,975)	(2,208,427)	(648,395)	(6,309,797)
Total monetary liabilities	(79,012,479)	(69,376,880)	(12,741,022)	(161,130,381)	(72,323,400)	(68,884,662)	(11,789,063)	(152,997,125)
	16,329,731	1,115,621	650,361	18,095,713	16,075,967	576,615	879,180	17,531,762

Forwards position, net	1,534,948	(1,351,414)	(116,899)	66,635	1,820,527	(1,719,788)	(101,048)	(309)
Currency swaps position, net	281,672	(281,672)	—	—	(199,746)	199,512	234	—
Cross currency swaps position, net	(787,355)	692,525	(57,715)	(152,545)	(1,833,236)	1,918,994	(85,758)	—
Options, net	25,071	(25,071)	—	—	(23,414)	23,414	—	—
Net monetary position	17,384,067	149,989	475,747	18,009,803	15,840,098	998,747	692,608	17,531,453

Schedule of detailed information about cash flows associated with the remaining contractual maturities

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2019						2018
	Up to a	From 1 to	From 3 to	From 1 to	Over 5		Up to a	From 1 to	From 3 to	From 1 to	Over 5
	month	3 months	12 months	5 years	Year	Total	month	3 months	12 months	5 years	Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	35,352,840	22,105,919	49,635,736	63,189,798	42,676,791	212,961,084	29,543,745	26,446,311	42,823,710	65,551,209	36,941,247	201,306,222

Financial liabilities by type -
Deposits and obligations	33,056,293	10,879,383	22,008,052	42,265,306	9,820,049	118,029,083	30,659,602	10,717,381	20,100,704	38,903,924	8,663,463	109,045,074
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	3,880,781	1,810,265	1,118,503	1,933,857	7,624,058	16,367,464	2,920,477	3,995,758	4,976,816	4,639,124	6,878,937	23,411,112
Accounts payable to reinsurers and coinsurers	45,702	132,581	25,590	10,784	—	214,657	9,087	290,214	5,088	2,144	—	306,533
Financial liabilities designated at fair value through profit or loss	493,700	—	—	—	—	493,700	362,310	—	—	—	—	362,310
Bonds and notes issued	549,434	149,009	2,138,869	11,255,465	2,709,880	16,802,657	71,272	133,642	3,062,572	13,316,127	473,092	17,056,705
Lease liabilities	10,857	21,751	96,013	434,797	468,213	1,031,631	—	—	—	—	—	—
Other liabilities	2,719,050	285,956	347,590	217,701	1,200,736	4,771,033	1,989,185	332,555	421,685	6,013	1,315,576	4,065,014
Total liabilities	40,755,817	13,278,945	25,734,617	56,117,910	21,822,936	157,710,225	36,011,933	15,469,550	28,566,865	56,867,332	17,331,068	154,246,748

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	921,774	722,448	1,244,120	966,488	966,870	4,821,700	1,537,102	1,267,858	1,155,340	1,663,518	1,058,385	6,682,203
Contractual amounts payable (outflows)	501,611	435,484	787,985	1,224,424	983,394	3,932,898	556,987	274,168	1,116,070	1,882,494	1,104,179	4,933,898
Total liabilities	420,163	286,964	456,135	(257,936)	(16,524)	888,802	980,115	993,690	39,270	(218,976)	(45,794)	1,748,305

Schedule of summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans

The following is a summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans:

	At December 31,2019				At December 31,2018
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	56,270,934	2,948,066	—	59,219,000	55,085,853	4,950,181	—	60,036,034
Past due but not impaired	815,751	250,311	—	1,066,062	998,105	254,514	—	1,252,619
Impaired	—	—	2,812,011	2,812,011	—	—	2,321,335	2,321,335
Gross	57,086,685	3,198,377	2,812,011	63,097,073	56,083,958	5,204,695	2,321,335	63,609,988

Less: Allowance for loan losses	416,692	161,190	982,950	1,560,832	287,961	146,455	1,023,771	1,458,187

Total, net	56,669,993	3,037,187	1,829,061	61,536,241	55,795,997	5,058,240	1,297,564	62,151,801

	At December 31,2019				At December 31,2018
Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	17,477,899	507,910	—	17,985,809	15,431,424	495,131	—	15,926,555
Past due but not impaired	424,741	270,792	—	695,533	617,686	267,418	—	885,104
Impaired	—	—	994,479	994,479	—	—	959,033	959,033
Gross	17,902,640	778,702	994,479	19,675,821	16,049,110	762,549	959,033	17,770,692

Less: Allowance for loan losses	43,217	25,710	472,718	541,645	31,479	22,404	470,286	524,169

Total, net	17,859,423	752,992	521,761	19,134,176	16,017,631	740,145	488,747	17,246,523

	At December 31,2019				At December 31,2018
Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	13,363,213	1,535,064	—	14,898,277	11,845,358	1,626,944	—	13,472,302
Past due but not impaired	301,879	299,700	—	601,579	192,588	334,039	—	526,627
Impaired	—	—	1,253,969	1,253,969	—	—	1,254,526	1,254,526
Gross	13,665,092	1,834,764	1,253,969	16,753,825	12,037,946	1,960,983	1,254,526	15,253,455

Less: Allowance for loan losses	515,662	249,457	931,587	1,696,706	340,576	262,777	978,834	1,582,187

Total, net	13,149,430	1,585,307	322,382	15,057,119	11,697,370	1,698,206	275,692	13,671,268

	At December 31,2019				At December 31,2018
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	12,108,752	1,932,209	—	14,040,961	10,516,815	1,652,491	—	12,169,306
Past due but not impaired	203,147	278,295	—	481,442	218,995	235,627	—	454,622
Impaired	—	—	758,836	758,836	—	—	702,561	702,561
Gross	12,311,899	2,210,504	758,836	15,281,239	10,735,810	1,888,118	702,561	13,326,489

Less: Allowance for loan losses	263,788	431,433	629,558	1,324,779	284,207	494,956	608,686	1,387,849

Total, net	12,048,111	1,779,071	129,278	13,956,460	10,451,603	1,393,162	93,875	11,938,640

	At December 31,2019				At December 31,2018
Consolidated of credits	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct credits, Note 7(a)	100,966,316	8,022,347	5,819,295	114,807,958	94,906,824	9,816,345	5,237,455	109,960,624
Total allowance for loan losses, Note 7(a)	1,239,359	867,790	3,016,813	5,123,962	944,223	926,592	3,081,577	4,952,392
Total net direct credits	99,726,957	7,154,557	2,802,482	109,683,996	93,962,601	8,889,753	2,155,878	105,008,232

Schedule of summary of analysis of financial instruments measured at fair value by level in fair value hierarchy

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		As of December 31, 2019				As of December 31, 2018
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		—	411,656	—	411,656	—	354,432	—	354,432
Interest rate swaps		—	269,219	—	269,219	—	165,172	—	165,172
Foreign currency forwards		—	306,148	—	306,148	—	124,124	—	124,124
Cross currency swaps		—	98,585	—	98,585	—	120,744	—	120,744
Foreign exchange options		—	6,489	—	6,489	—	1,281	—	1,281
Futures		—	10	—	10	—	564	—	564
	13(b)	—	1,092,107	—	1,092,107	—	766,317	—	766,317

Investments at fair value through profit of loss	6(a)	2,320,141	786,477	744,144	3,850,762	1,690,430	1,012,801	809,214	3,512,445
Financial assets at fair value through profit of loss	8	558,471	62,073	—	620,544	470,112	51,074	—	521,186

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		3,171,451	5,621,363	939	8,793,753	1,487,110	6,924,129	5,279	8,416,518
Certificates of deposit BCRP		—	8,665,272	—	8,665,272	—	9,829,584	—	9,829,584
Government treasury bonds		6,194,116	620,465	—	6,814,581	4,587,264	681,282	—	5,268,546
Securitization instruments		—	629,818	—	629,818	—	521,452	—	521,452
Negotiable certificates of deposit		—	377,296	—	377,296	—	289,148	—	289,148
Subordinated bonds		29,778	135,609	—	165,387	9,972	157,508	—	167,480
Other instruments		—	177,417	—	177,417	—	53,637	—	53,637
Equity instruments		239,555	320,579	19,065	579,199	235,566	396,523	17,381	649,470
	6(b)	9,634,900	16,547,819	20,004	26,202,723	6,319,912	18,853,263	22,660	25,195,835
Total financial assets		12,513,512	18,488,476	764,148	31,766,136	8,480,454	20,683,455	831,874	29,995,783

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		—	365,774	—	365,774	—	153,560	—	153,560
Currency swaps		—	366,545	—	366,545	—	401,856	—	401,856
Foreign currency forwards		—	246,960	—	246,960	—	101,548	—	101,548
Cross currency swaps		—	54,775	—	54,775	—	55,454	—	55,454
Foreign exchange options		—	6,089	—	6,089	—	728	—	728
Futures		—	139	—	139	—	2,658	—	2,658
	13(b)	—	1,040,282	—	1,040,282	—	715,804	—	715,804

Financial liabilities at fair value through profit or loss		—	493,700	—	493,700	—	362,310	—	362,310
Total financial liabilities		—	1,533,982	—	1,533,982	—	1,078,114	—	1,078,114

Schedule of summary of value of the net assets under administration off the balance sheet

As of December 31, 2019 and 2018, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2019	2018

Pension funds	53,912	47,452
Investment funds and mutual funds	43,635	40,186
Equity managed	18,387	15,397
Bank trusts	4,834	4,608
Total	120,768	107,643

Schedule of summary of results of the sensitivity analysis regarding changes in interest rates

The results of the sensitivity analysis regarding changes in interest rates at December 31, 2019 and 2018 are presented below:

2019
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	7,696	-/+	520,389
Soles	+/-	75	-/+	11,544	-/+	780,584
Soles	+/-	100	-/+	15,392	-/+	1,040,778
Soles	+/-	150	-/+	23,088	-/+	1,561,167
U.S. Dollar	+/-	50	+/-	52,276	-/+	50,253
U.S. Dollar	+/-	75	+/-	78,413	-/+	75,379
U.S. Dollar	+/-	100	+/-	104,551	-/+	100,506
U.S. Dollar	+/-	150	+/-	156,827	-/+	150,759

2018
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	10,463	-/+	439,964
Soles	+/-	75	-/+	15,695	-/+	659,946
Soles	+/-	100	-/+	20,926	-/+	879,928
Soles	+/-	150	-/+	31,389	-/+	1,319,893
U.S. Dollar	+/-	50	+/-	48,325	-/+	6,718
U.S. Dollar	+/-	75	+/-	72,487	-/+	10,078
U.S. Dollar	+/-	100	+/-	96,650	-/+	13,437
U.S. Dollar	+/-	150	+/-	144,975	-/+	20,155

Schedule of summary of sensitivity analysis of the U.S. Dollar

	Change in
Currency rate sensitivity	currency rates	2019	2018
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	7,142	47,559
Soles in relation to U.S. Dollar	10	13,635	90,795

Appreciation -
Soles in relation to U.S. Dollar	5	(7,894)	(52,566)
Soles in relation to U.S. Dollar	10	(16,665)	(110,972)

Schedule of comparision between the carrying amounts and fair values of the financial instruments which are not measured at fair value, presented in consoliadted financial statemnets of financial positions by level of fair value hierarchy

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	As of December 31, 2019					As of December 31, 2018
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	25,986,762	—	25,986,762	25,986,762	—	22,168,516	—	22,168,516	22,168,516
Cash collateral, reverse repurchase agreements and securities borrowing	—	4,288,524	—	4,288,524	4,288,524	—	4,082,942	—	4,082,942	4,082,942
Investments at amortized cost	3,772,509	124,222	—	3,896,731	3,477,046	3,815,301	337,821	—	4,153,122	4,154,838
Loans, net	—	110,485,717	—	110,485,717	110,485,717	—	105,806,998	—	105,806,998	105,806,998
Premiums and other policies receivable	—	838,731	—	838,731	838,731	—	887,273	—	887,273	887,273
Accounts receivable from reinsurers and coinsurers	—	791,704	—	791,704	791,704	—	842,043	—	842,043	842,043
Due from customers on acceptances	—	535,222	—	535,222	535,222	—	967,968	—	967,968	967,968
Other assets	—	1,700,861	—	1,700,861	1,700,861	—	2,306,460	—	2,306,460	2,306,460
Total	3,772,509	144,751,743	—	148,524,252	148,104,567	3,815,301	137,400,021	—	141,215,322	141,217,038

Liabilities
Deposits and obligations	—	112,005,385	—	112,005,385	112,005,385	—	104,551,310	—	104,551,310	104,551,310
Payables on repurchase agreements and securities lending	—	7,678,016	—	7,678,016	7,678,016	—	9,415,357	—	9,415,357	9,415,357
Due to Banks and correspondents and other entities	—	9,032,177	—	9,032,177	8,841,732	—	8,520,401	—	8,520,401	8,448,140
Banker’s acceptances outstanding	—	535,222	—	535,222	535,222	—	967,968	—	967,968	967,968
Payable to reinsurers and coinsurers	—	216,734	—	216,734	216,734	—	291,693	—	291,693	291,693
Lease liabilities	—	847,504	—	847,504	847,504	—	—	—	—	—
Bond and notes issued	—	15,638,835	—	15,638,835	14,946,363	—	15,928,607	—	15,928,607	15,457,540
Other liabilities	—	3,206,544	—	3,206,544	3,206,544	—	2,978,514	—	2,978,514	2,978,514
Total	—	149,160,417	—	149,160,417	148,277,500	—	142,653,850	—	142,653,850	142,110,522

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Schedule of economic sectors considered for distributing financial instruments with exposure to credit risk

As of December 31, 2019 and 2018 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2019					2018
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	688,099	138,293	130,436,702	20,674,142	151,937,236	839,713	121,725	124,349,120	19,640,847	144,951,405
United States of America	568,588	275,991	982,944	2,770,903	4,598,426	476,593	241,743	1,538,853	2,616,120	4,873,309
Bolivia	494,547	—	9,218,219	555,028	10,267,794	716,740	—	8,531,311	514,845	9,762,896
Colombia	1,346,042	21,289	2,627,353	385,794	4,380,478	1,450,342	23,274	2,214,653	492,121	4,180,390
Panama	—	—	905,675	91,571	997,246	5,406	—	663,326	56,780	725,512
Chile	683,822	34,606	2,047,951	450,382	3,216,761	306,299	41,290	1,868,149	677,740	2,893,478
Brazil	6,023	5,867	485,594	40,472	537,956	7,773	—	436,580	17,074	461,427
Mexico	28,846	18,093	5,962	247,713	300,614	51,091	12,206	147,632	286,235	497,164
Canada	29,976	—	109,233	108,494	247,703	9,478	—	30,537	91,832	131,847
Europe:
United Kingdom	189,658	14,950	273,477	80,965	559,050	192,141	18,451	116,262	126,811	453,665
Others in Europe	127,915	17,184	83,979	46,331	275,409	54,252	15,244	115,467	103,970	288,933
France	227,823	8,850	27,244	169,632	433,549	119,572	—	7,961	63,855	191,388
Spain	11,105	—	32,836	32,366	76,307	8,960	—	22,060	1,322	32,342
Switzerland	514	—	980	26,136	27,630	1,315	—	91,029	23,785	116,129
Netherlands	—	—	26,024	108,343	134,367	—	15,390	989	—	16,379
Others	539,911	85,421	840,394	414,451	1,880,177	39,087	31,863	1,083,109	482,498	1,636,557
Total	4,942,869	620,544	148,104,567	26,202,723	179,870,703	4,278,762	521,186	141,217,038	25,195,835	171,212,821

(*)It includes non-trading investments that did not pass SPPI test.

Market price change risk [Member]
Disclosure of financial risk management [line Items]
Schedule of summary of results of the sensitivity analysis regarding changes in interest rates

The market price sensitivity tests as of December 31, 2019 and 2018 are presented below:

Equity securities
Measured at fair value
through other comprehensive	Change in
income	market prices		2019	2018
	%		S/(000)	S/(000)

Equity securities	+/-	10	57,920	64,947
Equity securities	+/-	25	144,800	162,368
Equity securities	+/-	30	173,760	194,841

Funds
Measured at fair value	Change in
through profit or loss	market prices		2019	2018
	%		S/(000)	S/(000)

Participation in mutual funds	+/-	10	59,127	25,687
Participation in mutual funds	+/-	25	147,818	64,219
Participation in mutual funds	+/-	30	177,381	77,062
Restricted mutual funds	+/-	10	46,009	40,735
Restricted mutual funds	+/-	25	115,022	101,838
Restricted mutual funds	+/-	30	138,026	122,205
Participation in RAL funds	+/-	10	30,040	44,504
Participation in RAL funds	+/-	25	75,100	111,260
Participation in RAL funds	+/-	30	90,119	133,512
Investment funds	+/-	10	30,576	32,346
Investment funds	+/-	25	76,440	80,864
Investment funds	+/-	30	91,728	97,037
Hedge funds	+/-	10	3,364	4,434
Hedge funds	+/-	25	8,410	11,084
Hedge funds	+/-	30	10,092	13,301
Exchange Trade Funds	+/-	10	1,360	2,556
Exchange Trade Funds	+/-	25	3,399	6,391
Exchange Trade Funds	+/-	30	4,079	7,669

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Schedule of economic sectors considered for distributing financial instruments with exposure to credit risk

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	At December 31, 2019
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	12,702,384	1,841,425	3,683,141	5,351,933	125,088	6,571,315	30,275,286
Investments	1,462,956	1,346,028	7,786,732	5,876,624	12,628,641	578,788	29,679,769
Loans, net	14,595,317	17,107,120	28,291,817	35,086,667	15,737,689	(332,893)	110,485,717
Financial assets designated at fair value through profit or loss	—	—	—	—	—	620,544	620,544
Premiums and other policies receivable	802,558	22,866	8,496	4,811	—	—	838,731
Accounts receivable from reinsurers and coinsurers	734	120,600	668,551	1,348	471	—	791,704
Other assets (*)	273,338	38,841	8	—	—	2,023,067	2,335,254
Total assets	29,837,287	20,476,880	40,438,745	46,321,383	28,491,889	9,460,821	175,027,005

Liabilities
Deposits and obligations	29,478,976	9,711,623	19,010,084	43,285,525	7,339,092	3,180,085	112,005,385
Payables from repurchase agreements and securities lending	3,742,155	3,269,341	4,969,337	1,784,133	2,528,985	225,797	16,519,748
Accounts payable to reinsurers and coinsurers	46,144	133,864	25,838	10,888	—	—	216,734
Technical reserves for claims and insurance premiums	266,556	703,337	1,166,055	2,703,092	5,056,900	54,293	9,950,233
Financial liabilities at fair value through profit or loss	—	—	—	—	—	493,700	493,700
Bonds and Notes issued	180,311	252,316	1,683,166	10,060,986	2,753,679	15,905	14,946,363
Other liabilities (**)	437,529	361,087	3,765	—	—	3,008,995	3,811,376
Equity	—	—	—	—	—	26,746,310	26,746,310
Total liabilities and equity	34,151,671	14,431,568	26,858,245	57,844,624	17,678,656	33,725,085	184,689,849

Off-balance-sheet accounts
Derivative financial assets	2,806,693	2,849,046	454,349	272,223	165,700	—	6,548,011
Derivative financial liabilities	323,360	821,872	3,798,631	1,110,774	406,320	—	6,460,957
	2,483,333	2,027,174	(3,344,282)	(838,551)	(240,620)	—	87,054
Marginal gap	(1,831,051)	8,072,486	10,236,218	(12,361,792)	10,572,613	(24,264,264)	(9,575,790)
Accumulated gap	(1,831,051)	6,241,435	16,477,653	4,115,861	14,688,474	(9,575,790)	—

(*)Other assets and other liabilities only include financial accounts. The balances of the year 2018 have been adjusted and confirmed said guidelines in the information disclosed for this report.

(**)Includes banker’s acceptances outstanding and other liabilities.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	At December 31, 2018
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	8,348,880	2,192,245	2,644,313	4,973,228	94,925	7,997,867	26,251,458
Investment	1,024,895	4,143,332	6,231,197	5,288,235	12,014,435	648,579	29,350,673
Loans, net	12,671,779	17,663,723	25,826,794	36,908,775	13,581,585	(845,658)	105,806,998
Financial assets designated at fair value through profit or loss	—	—	—	—	—	521,186	521,186
Premiums and other policies receivable	848,662	24,303	9,124	5,184	—	—	887,273
Accounts receivable from reinsurers and coinsurers	89	106,421	734,043	1,104	386	—	842,043
Other assets (*)	42,057	46	498	1,735	(1,763)	2,408,072	2,450,645
Total assets	22,936,362	24,130,070	35,445,969	47,178,261	25,689,568	10,730,046	166,110,276

Liabilities
Deposits and obligations	27,696,282	9,545,250	17,413,186	39,389,207	6,724,393	3,782,992	104,551,310
Payables from repurchase agreements and securities lending	1,825,899	3,895,312	5,128,527	3,811,941	1,609,500	1,592,318	17,863,497
Accounts payable to reinsurers and coinsurers	5,504	281,808	3,082	1,299	—	—	291,693
Technical reserves for claims and insurance premiums	217,240	600,927	1,007,817	2,327,437	4,247,236	52,014	8,452,671
Financial liabilities at fair value through profit or loss	—	—	—	—	—	362,310	362,310
Bonds and Notes issued	27	1,934	2,499,807	12,441,149	445,350	69,273	15,457,540
Other liabilities (**)	175,892	247,175	2,739	—	—	2,613,602	3,039,408
Equity	—	—	—	—	—	24,266,076	24,266,076
Total liabilities and equity	29,920,844	14,572,406	26,055,158	57,971,033	13,026,479	32,738,585	174,284,505

Off-balance-sheet accounts
Derivative financial assets	3,393,623	2,736,835	1,204,498	347,883	72,826	—	7,755,665
Derivative financial liabilities	823,012	819,882	3,728,800	1,754,972	534,259	—	7,660,925
	2,570,611	1,916,953	(2,524,302)	(1,407,089)	(461,433)	—	94,740
Marginal gap	(4,413,871)	11,474,617	6,866,509	(12,199,861)	12,201,656	(22,008,539)	(8,079,489)
Accumulated gap	(4,413,871)	7,060,746	13,927,255	1,727,394	13,929,050	(8,079,489)	—

(*)Other assets and other liabilities only include financial accounts. The balances of the year 2018 have been adjusted and confirmed said guidelines in the information disclosed for this report.

(**)Includes banker’s acceptances outstanding and other liabilities.